CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 19 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the subsidiaries of the Company exceed 25% of the consolidated net assets of the Company. The ability of the Company’s operating subsidiaries to pay dividends may be restricted due to the restriction of paid in capital, additional paid in capital and statutory surplus reserves of the Company under PRC laws and regulations.

The condensed financial information of the parent company, STAK, has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

STAK and its subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of STAK’s stand-alone financial statements, its investments in subsidiaries are reported using the equity method of accounting. STAK’s share of income and losses from its subsidiaries is reported as earnings from subsidiaries in the accompanying condensed financial information of parent company.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

NOTE 19 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

	As of June 30,
	2025	2024
Assets
Current assets:
Cash	$25,428	$46,307
Advances to suppliers	135,000	-
Prepayments and other current assets, net	756,585	-
Total current assets	917,013	46,307

Non-current asset:
Investment in subsidiaries	12,405,300	10,534,642
Total non-current asset	12,405,300	10,534,642
Total assets	$13,322,313	$10,580,949

Liabilities
Current liabilities:
Accrued expenses and other current liabilities	$292,528	$-
Amounts due to related parties	130,039	-
Total current liabilities	$422,567	$-

Shareholders’ equity
Ordinary shares (par value of $0.001 per share; 50,000,000 shares authorized; 10,000,000 shares issued and outstanding as of June 30, 2024)	$-	$10,000
Class A ordinary shares (par value of $0.001 per share; 75,000,000 shares authorized; 4,010,349 shares issued and outstanding as of June 30, 2025)	4,010	-
Class B ordinary shares (par value of $0.001 per share; 25,000,000 shares authorized; 9,200,000 shares issued and outstanding as of June 30, 2025)	9,200	-
Additional paid in capital	12,157,104	4,249,517
Retained earnings	997,295	6,709,975
Accumulated other comprehensive loss	(267,863)	(388,543)
Total shareholders’ equity	$12,899,746	$10,580,949
Total liabilities and shareholders’ equity	$13,322,313	$10,580,949

	For the Years Ended June 30,
	2025	2024	2023
Operating (loss) income
Equity (loss) income of subsidiaries	$(424,939)	$2,446,103	$3,460,462
General and administrative expenses	(5,304,727)	(4,832)	-
Total operating (loss) income	(5,729,666)	2,441,271	3,460,462

Foreign exchange gain and interest income	16,986	503	-
Net (loss) income	$(5,712,680)	$2,441,774	$3,460,462

Other comprehensive (loss) income
Foreign currency translation adjustment	120,680	(31,462)	(279,973)
Total comprehensive (loss) income	$(5,592,000)	$2,410,312	$3,180,489

	For the Years Ended June 30,
	2025	2024	2023
Cash flows from operating activities	$(1,581,748)	$(3,710)	$-
Cash flows from investing activities	(2,617,293)	-	-
Cash flows from financing activities	4,187,707	50,000	-
Effect of exchange rate changes	(9,545)	17	-
Net (decrease) increase in cash	(20,879)	46,307	-
Cash at beginning of the year	46,307	-	-
Cash at the end of the year	$25,428	$46,307	$-